Financial Instruments with Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk [Abstract]
Summary of the Corporation's commitments

	2012	2011
	(In Thousands)

Commitments to extend credit	$37,702	$33,309
Standby letters of credit	$241	$110